Royalties Paid - Summary of Royalties Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of Royalty Payment [Abstract]
Amount owing at beginning of the year - continuing operations	$ (19.8)	$ (17.8)		$ (19.9)
Royalties	(62.0)	(78.4)	[1]	(73.9)	[1]
Amount owing at end of the year - continuing operations	16.3	19.8		17.8
Translation	(0.5)	0.0		1.0
Total royalties paid - continuing operations	$ (66.0)	$ (76.4)	[2]	$ (75.0)	[2]

[1]	As Restated - Refer note 40 for further details.
[2]	The restatement is as a result of the discontinued operations.